Commitment and contingency - Additional Information (Details)	12 Months Ended
	Sep. 30, 2019 USD ($) building Office	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Commitment and contingency
Number of office spaces on lease | Office	1
Number of factory buildings on lease | building	1
Rental expense | $	$ 78,274	$ 77,255	$ 31,773